PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2017	2016
Cost:
Computers, software and related equipment	$1,346	$1,198
Laboratory equipment and office furniture	5,752	5,691
Leasehold improvements	2,531	2,477

	9,629	9,366
Accumulated depreciation:
Computers, software and related equipment	958	690
Laboratory equipment and office furniture	3,369	2,399
Leasehold improvements	655	312

	4,982	3,401

Depreciated cost	$4,647	$5,965